Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2018:12.5%; 2017:12.5%)	$ 53,374	$ 45,577	$ 41,007
Foreign and other income taxed at higher rates	7,356	7,649	6,324
Research & development tax incentives	(893)	(1,243)	(830)
Movement in valuation allowance	(10)	5,667	1,329
Effects of change in tax rates	359	(147)	925
(Decrease)/increase in unrecognized tax benefits	(1,273)	(5,423)	933
Impact of stock compensation	(7,383)	(8,301)	(9,917)
Impact of deemed repatriation under US Tax Reform	0	0	7,694
Other	(397)	(1,821)	(896)
Income tax expense allocated to continuing operations	$ 51,133	$ 41,958	$ 46,569